Self-Insured Risks Self-Insured Risks (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Self-Insurance Reserves
The following table presents the changes in our self-insurance reserves for the years ended December 31, 2016, 2015, and 2014 (in millions):

	2016	2015	2014
Balance at beginning of period, gross	$142.1	$134.3	$140.3
Less: Reinsurance receivables	(26.6)	(26.0)	(32.6)
Balance at beginning of period, net	115.5	108.3	107.7
Increase for the provision of current year claims	43.5	37.1	34.7
Decrease for the provision of prior year claims	(0.1)	(4.6)	(3.5)
Expenses related to discontinued operations	(0.4)	(0.5)	(0.3)
Payments related to current year claims	(5.0)	(4.7)	(4.4)
Payments related to prior year claims	(23.5)	(22.5)	(25.9)
Acquisitions	—	2.4	—
Balance at end of period, net	130.0	115.5	108.3
Add: Reinsurance receivables	41.4	26.6	26.0
Balance at end of period, gross	$171.4	$142.1	$134.3